Basis of Presentation and Nature of Operations - Substantial Expenses in Connection with Acquisition (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
May 31, 2013
Business Acquisition [Line Items]
Internal labor	$ 3.0
LDACS [Member]
Business Acquisition [Line Items]
Internal labor	$ 0.3